Exhibit 99
Capital Auto Receivables Asset Trust 2008-2
October-2008
     Distribution Date:                11/17/2008
Determination Date:                11/10/2008

Original Inputs

Total Pool Balance	$1,788,580,804.96

Class A-1 Notes Balance	$285,000,000.00
Class A-1 Notes Rate	2.78345%

Class A-2a Notes Balance	$100,000,000.00
Class A-2a Notes Rate	3.74%

Class A-2b Notes Balance	$400,000,000.00
Class A-2b Notes Rate	One Month LIBOR + 0.92%

Class A-3a Notes Balance	$320,000,000.00
Class A-3a Notes Rate	4.68%

Class A-3b Notes Balance	$200,000,000.00
Class A-3b Notes Rate	One Month LIBOR + 1.45%

Class A-4 Notes Balance	$187,002,000.00
Class A-4 Notes Rate	5.42%

Class B Notes Balance	$51,448,000.00
Class B Notes Rate	6.46%

Class C Notes Balance	$23,746,000.00
Class C Notes Rate	7.96%

Class D Notes Balance	$7,915,000.00
Class D Notes Rate	8.25%

Overcollateralization	$7,915,484.46

Reserve Account Deposit	$7,915,132.42

Discount Rate	9.25%

Part I. Collections

Receipts During the Period	$42,253,474.10
Principle on Administrative Repurchases	323,946.25
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	2,078,444.85
Scheduled and Simple Payments Advanced	31,977.72
Schedule Principal Advanced	—

Total Collections For the Period	$44,687,842.92

Beginning Pool Aggregate Principal Balance	$1,544,534,259.18
Ending Pool Aggregate Principal Balance	$1,503,245,833.17

Scheduled Principal Collection	$36,894,701.99

Beginning Aggregate Receivables Principal Balance	$1,380,233,955.16
Ending Aggregate Receivables Principal Balance	$1,345,674,953.89

Capital Auto Receivables Asset Trust 2008-2
October-2008
     Distribution Date:                11/17/2008

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$44,687,842.92
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	933,388.88
Less: Basic Servicing Fee	1,287,111.88
Less: Net Amount due to Swap Counterparty	—
Less: Swap Termination Payment	—
Less: Monthly Interest Due to Noteholders	6,214,103.54
Less: Principal Due to Noteholders	34,559,001.27
Less: Other Fees or Expenses Paid or Accrued	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$3,561,015.11

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$209,752.02	0.735972
Monthly Principal	34,559,001.27	121.259654

Distributable Amount	$34,768,753.29

Class A-2a Notes Distributable Amount
Monthly Interest	$311,666.67	3.116667
Monthly Principal	—	—

Distributable Amount	$311,666.67

Class A-2b Notes Distributable Amount
Monthly Interest	$2,009,333.33	5.023333
Monthly Principal	—	—

Distributable Amount	$2,009,333.33

Class A-3a Notes Distributable Amount
Monthly Interest	$1,248,000.00	3.900000
Monthly Principal	—	—

Distributable Amount	$1,248,000.00

Class A-3b Notes Distributable Amount
Monthly Interest	$1,101,833.33	5.509167
Monthly Principal	—	—

Distributable Amount	$1,101,833.33

Class A-4 Notes Distributable Amount
Monthly Interest	$844,625.70	4.516667
Monthly Principal	—	—

Distributable Amount	$844,625.70

Class B Notes Distributable Amount
Monthly Interest	$276,961.73	5.383333
Monthly Principal	—	—

Distributable Amount	$276,961.73

Class C Notes Distributable Amount
Monthly Interest	$157,515.13	6.633333
Monthly Principal	—	—

Distributable Amount	$157,515.13

Class D Notes Distributable Amount
Monthly Interest	$54,415.63	6.875001
Monthly Principal	—	—

Distributable Amount	$54,415.63

Basic Servicing Fee	$1,287,111.88	0.719627
Principal Distributable Amount	$34,559,001.27

LIBOR Rate effective for current Distribution Period	4.56%

Capital Auto Receivables Asset Trust 2008-2
October-2008
Distribution Date:                     11/17/2008
Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$81,993.20
Simple Interest Advances	31,977.72
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$113,970.92
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Note Principal Balances & Principal Factors

	Beginning of Period	End of Period
Aggregate Note Principal Balance	$1,544,534,259.18	$1,503,245,833.17
Total Aggregate Note Principal Factor	0.8635530	0.8404685
Class A-1 Notes Principal Balance	$82,207,470.70	$47,648,469.43
Class A-1 Notes Principal Factor	0.2884473	0.1671876
Class A-2a Notes Principal Balance	$100,000,000.00	$100,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Principal Balance	$400,000,000.00	$400,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3a Notes Principal Balance	$320,000,000.00	$320,000,000.00
Class A-3a Notes Principal Factor	1.0000000	1.0000000
Class A-3b Notes Principal Balance	$200,000,000.00	$200,000,000.00
Class A-3b Notes Principal Factor	1.0000000	1.0000000
Class A-4 Notes Principal Balance	$187,002,000.00	$187,002,000.00
Class A-4 Notes Principal Factor	1.0000000	1.0000000
Class B Notes Principal Balance	$51,448,000.00	$51,448,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Principal Balance	$23,746,000.00	$23,746,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Principal Balance	$7,915,000.00	$7,915,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period
Number of Accounts	73,776	70,079	69,388
Weighted Average Coupon	4.34%	4.30%	4.30%
Weighted Average Remaining Term	58.61	53.12	52.19
Weighted Average Age	4.32	9.86	10.80

Capital Auto Receivables Asset Trust 2008-2
October-2008
Distribution Date:                     11/17/2008
Part V. Reserve Account

		Per $1000 of
		Original Principal
Beginning Reserve Account Balance	$7,915,132.42
Draw for Servicing Fee	—	—
Draw for Class A-1 Notes Distributable Amount	—	—
Draw for Class A-2a Notes Distributable Amount	—	—
Draw for Class A-2b Notes Distributable Amount	—	—
Draw for Class A-3a Notes Distributable Amount	—	—
Draw for Class A-3b Notes Distributable Amount	—	—
Draw for Class A-4 Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$7,915,132.42

Preceding Collection Period
Specified Reserve Account Balance	$7,915,132.42
Reserve Account Balance	$7,915,132.42
Current Collection Period
Specified Reserve Account Balance	$7,915,132.42
Reserve Account Balance	$7,915,132.42
Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
October	$1,523,890,046.18	$1,991,332.92	1.5681%
September	$1,564,860,338.28	$1,470,875.13	1.1279%
August	$1,604,883,604.80	$969,812.92	0.7251%
Three Month Average Loss Rate			1.1404%

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge Offs	$1,788,580,804.96	$6,009,380.54	0.3360%

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
October	69,388	213	0.3070%
September	70,079	221	0.3154%
August	70,706	197	0.2786%
Three Month Average Delinquency Rate			0.3003%

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	1,227	$26,385,029.10
61 - 90 days	176	$4,476,383.30
> 90 days	37	$804,331.81
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2008-2 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2008-2
October-2008
Distribution Date:                     11/17/2008
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.51
2	0.76
3	0.77
4	0.75
5	0.65
6	0.74
7	0.80
Part IX. Events of Default/Servicer Default Events

1) Has an Event of Default occurred?	No

2) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2008-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2008-2 will perform in the future.